S000048637 [Member] Investment Strategy - iShares Convertible Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Bloomberg U.S. Convertible Cash Pay Bond ˃ $250MM Index (the “Underlying Index”). The Underlying Index is a subset of the Bloomberg U.S. Convertibles: Cash Pay Bonds Index, which is one of the four classes of the Bloomberg U.S. Convertibles Index (the “Parent Index”) (i.e., cash pay, zero coupon, preferred and mandatory convertible bonds) and measures the performance of the U.S. dollar-denominated convertibles market. The Underlying Index is market capitalization-weighted and consists of only cash pay convertible bonds. Cash pay convertible bonds allow the holder of the bond the option to convert into a pre-specified number of shares of the issuer’s common stock, but do not require conversion.
The universe of securities that are eligible for inclusion in the Underlying Index includes U.S. dollar-denominated securities with maturities of 31 days or more and $250 million or more of outstanding face value issued by financials, industrials and utilities corporations. The securities may be investment-grade, high yield (as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”)) (i.e., non-investment-grade and commonly referred to as “junk bonds”) or non-rated. The Underlying Index is rebalanced on the last business day of each month.
Securities eligible for inclusion in the Underlying Index must be convertible tranches registered with the SEC or issued under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”).
The Fund will invest in only U.S. dollar-denominated securities in order to track the Underlying Index. The methodology used to construct the Underlying Index does not provide for the conversion of the bonds constituting the Underlying Index into the associated common stock regardless of the current price of the common stock. As a result, the Fund generally will not exercise the conversion feature associated with the convertible securities, even if it is economically beneficial to do so.
As of October 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.
Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Bloomberg, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.